Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 1,391	$ 1,851
Change through equity	354	(260)
Change through profit or loss	156	(201)
Exchange rate differences		1
Other components of deferred tax expense (income)	6
Net deferred asset (liability) at ending of period	1,907	1,391
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,989	1,475	$ 1,948
Deferred tax liabilities	(82)	(84)	$ (97)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(8)	48
Change through equity	(33)	19
Change through profit or loss	(1)	(74)
Exchange rate differences	(1)	(1)
Net deferred asset (liability) at ending of period	(43)	(8)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	695	703
Change through equity		(6)
Change through profit or loss	23	1
Exchange rate differences	(2)	(3)
Net deferred asset (liability) at ending of period	716	695
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,033	1,491
Change through equity	9	(15)
Change through profit or loss	197	(502)
Exchange rate differences	7	59
Net deferred asset (liability) at ending of period	1,246	1,033
Business realignment charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	3	11
Change through profit or loss	7	(8)
Net deferred asset (liability) at ending of period	10	3
Tax loss and tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	203	19
Change through profit or loss	(10)	188
Exchange rate differences		(4)
Other components of deferred tax expense (income)	9
Net deferred asset (liability) at ending of period	202	203
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(48)	(11)
Change through profit or loss	(11)	(37)
Exchange rate differences	(1)
Net deferred asset (liability) at ending of period	(60)	(48)
Premises and equipment and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(858)	(1,003)
Change through equity		(1)
Change through profit or loss	(4)	182
Exchange rate differences	(4)	(36)
Other components of deferred tax expense (income)	(3)
Net deferred asset (liability) at ending of period	(869)	(858)
Deferred expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	55	76
Change through equity	36
Change through profit or loss	(47)	(23)
Exchange rate differences	1	2
Net deferred asset (liability) at ending of period	45	55
Pension and post employment related [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	295	571
Change through equity	339	(260)
Change through profit or loss	(6)	(16)
Exchange rate differences	3
Net deferred asset (liability) at ending of period	631	295
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	21	(54)
Change through equity	3	3
Change through profit or loss	8	88
Exchange rate differences	(3)	(16)
Net deferred asset (liability) at ending of period	$ 29	$ 21